Accounts Payable and Other Current Liabilities (Details) CAD in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Public Utilities, General Disclosures [Line Items]
Trade accounts payable		CAD 554	CAD 414
Customer and other deposits		287	160
Interest payable		218	127
Employee compensation and benefits payable		178	137
Gas and fuel cost payable		175	153
Accrued taxes other than income taxes		168	108
Dividends payable		166	113
Fair value of derivative instruments (Note 30)		28	69
Defined benefit pension and OPEB liabilities (Note 26)		26	13
MGP site remediation (Notes 8 (v) and 16)		21	32
Other		149	93
Accounts payable and other current liabilities		1,970	CAD 1,419
FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Customer and other deposits		CAD 64
ITC
Public Utilities, General Disclosures [Line Items]
Customer and other deposits | $	$ 17